OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER ASSETS
Schedule of other assets

As at December 31,	2018	2017
Deferred financing costs associated with the revolving credit facility	$1,172	$211
Long-term receivables	448	455
Long-term proceeds receivable associated with a property disposal (note 5)	11,805	—
	$13,425	$666